Revenue and Cost of Sales (Details) - Schedule of Revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue [Line Items]
Total revenue	$ 70,193	$ 37,054	$ 22,239
Services [Member]
Schedule of Revenue [Line Items]
Total revenue	69,965	36,965	21,937
Royalties and other revenues [Member]
Schedule of Revenue [Line Items]
Total revenue	$ 228	$ 89	$ 302